Business, Liquidity and Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value liability for price adjustable warrants
Beginning Balance		$ 9,225	$ 5,226	$ 5,226
Change in fair value included in Statement of Operations	$ (1,914)	(3,643)
Ending Balance	5,582	5,582		9,225	$ 5,226
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs
Fair value liability for price adjustable warrants
Beginning Balance		9,225	$ 5,226	5,226	4,169
Fair value of warrants issued in connection to amendments to notes payable					1,208
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares				5,929
Change in fair value included in Statement of Operations		(3,643)		(13)	(151)
Exercise of Warrants				(1,917)
Ending Balance	$ 5,582	$ 5,582		$ 9,225	$ 5,226	$ 4,169
Exercise Price
Beginning Balance		$ 0.42	$ 0.28	$ 0.28	$ 0.28
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price					0.28
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, ExercisePrice				0.75
Fair value of exercised warrants, exercise price				0.36
Ending Balance	$ 0.42	0.42		0.42	0.28	$ 0.28
Stock Price
Beginning Balance		0.95	$ 0.4	0.4	0.46
Fair value of warrants issued in connection to amendments to notes payable, stock price					0.28
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, StockPrice				1.50
Fair value of exercised warrants, stock price				1.14
Ending Balance	$ 0.59	$ 0.59		$ 0.95	$ 0.4	$ 0.46
Volatility
Beginning Balance		121.00%	124.00%	124.00%	146.00%
Fair value of warrants issued in connection to amendments to notes payable, volatility					140.00%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Volatility				123.00%
Fair value of exercised warrants, volatility				133.00%
Ending Balance	102.00%	102.00%		121.00%	124.00%	146.00%
Contractual life (in years)
Contractual life (in years)		2 years 1 month 2 days		3 years 6 months 4 days	4 years 29 days	4 years 7 months 21 days
Fair value of warrants issued in connection to amendments to notes payable, term					5 years 6 months
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Contractual life				7 years
Fair value of exercised warrants, exercised term				3 years 26 days
Risk free rate
Beginning Balance		0.90%	1.30%	1.30%	0.66%
Fair value of warrants issued in connection to amendments to notes payable, risk free rate					1.55%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Risk free rate				0.55%
Fair value of exercised warrants, risk free rate				0.77%
Ending Balance	0.70%	0.70%		0.90%	1.30%	0.66%